                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4075
                                   ------------


                     RIVERSOURCE INTERNATIONAL SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


    50606 Ameriprise Financial Center, Minneapolis, MN                 55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip Code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end:   10/31
                          --------

Date of reporting period:  07/31
                          --------

                             PORTFOLIO HOLDINGS
                                     FOR
                           RIVERSOURCE DISCIPLINED
                          INTERNATIONAL EQUITY FUND
                              AT JULY 31, 2006

INVESTMENTS IN SECURITIES

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (91.6%)(c)

ISSUER                                                SHARES          VALUE(a)

AUSTRALIA (3.6%)
AIRLINES (0.3%)
Qantas Airways                                        43,085          $100,672
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Westpac Banking                                        4,352            73,349
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Telstra                                               15,635            45,756
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Woolworths                                             1,362            19,867
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
CSR                                                    8,381            21,766
--------------------------------------------------------------------------------

INSURANCE (0.1%)
AMP                                                    4,985            34,409
--------------------------------------------------------------------------------

METALS & MINING (1.6%)
BHP Billiton                                          14,551           309,567
Rio Tinto                                              2,988           170,218
                                                                    ----------
Total                                                                  479,785
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Woodside Petroleum                                     3,822           125,291
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
DB RREEF Trust                                        20,927            24,850
Stockland                                             11,582            60,691
Westfield Group                                        4,403            62,066
                                                                    ----------
Total                                                                  147,607
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Macquarie Infrastructure Group                        12,376            25,789
Sydney Roads Group                                     4,125(b)          3,255
                                                                    ----------
Total                                                                   29,044
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

AUSTRIA (0.1%)
OIL, GAS & CONSUMABLE FUELS
OMV                                                      701           $42,997
--------------------------------------------------------------------------------

BELGIUM (0.9%)
CHEMICALS (0.2%)
Solvay                                                   152            18,037
Umicore                                                  277            35,045
                                                                    ----------
Total                                                                   53,082
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
KBC Groep                                                596            64,936
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Belgacom                                               3,626           122,410
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Delhaize Group                                           503            36,589
--------------------------------------------------------------------------------

BERMUDA (0.1%)
OIL, GAS & CONSUMABLE FUELS
Frontline                                                900            35,251
--------------------------------------------------------------------------------

DENMARK (1.1%)
COMMERCIAL BANKS (0.3%)
Danske Bank                                            3,000           115,045
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Vestas Wind Systems                                    1,900(b)         51,231
--------------------------------------------------------------------------------

INSURANCE (0.2%)
Topdanmark                                               350(b)         48,954
--------------------------------------------------------------------------------

MARINE (0.2%)
AP Moller - Maersk                                         9            67,948
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.1%)
Novo Nordisk Cl B                                        300            18,489
--------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
DSV                                                      175            28,132
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

FINLAND (1.1%)
ELECTRIC UTILITIES (0.2%)
Fortum                                                 2,000           $54,209
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Kesko Series B                                           500            20,775
--------------------------------------------------------------------------------

MACHINERY (0.1%)
Metso                                                    900            32,452
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Stora Enso Series R                                    8,300           122,660
UPM - Kymmene                                          3,900            86,478
                                                                    ----------
Total                                                                  209,138
--------------------------------------------------------------------------------

FRANCE (8.5%)
AIRLINES (0.2%)
Air France-KLM                                         1,901            46,936
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Michelin Series B                                      1,222            74,235
--------------------------------------------------------------------------------

AUTOMOBILES (1.7%)
Peugeot                                                4,157           218,177
Renault                                                2,566           280,395
                                                                    ----------
Total                                                                  498,572
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Compagnie de Saint-Gobain                              1,303            93,036
--------------------------------------------------------------------------------

COMMERCIAL BANKS (1.9%)
BNP Paribas                                            3,566           347,080
Credit Agricole                                        3,240           130,237
Societe Generale                                         811           120,992
                                                                    ----------
Total                                                                  598,309
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Lafarge                                                  511            61,811
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
France Telecom                                         6,814           142,738
--------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS
    AT JULY 31, 2006

ISSUER                                                SHARES          VALUE(a)

FRANCE (CONT.)
ELECTRICAL EQUIPMENT (0.5%)
ALSTOM                                                 1,798(b)       $156,053
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Carrefour                                              1,410            87,906
Casino Guichard Perrachon                                235            19,316
                                                                    ----------
Total                                                                  107,222
--------------------------------------------------------------------------------

INSURANCE (0.4%)
AXA                                                    1,232            42,488
CNP Assurances                                           780            74,274
                                                                    ----------
Total                                                                  116,762
--------------------------------------------------------------------------------

IT SERVICES (0.2%)
Cap Gemini                                               954            51,252
--------------------------------------------------------------------------------

MACHINERY (0.1%)
Vallourec                                                 87            18,914
--------------------------------------------------------------------------------

METALS & MINING (0.9%)
Arcelor                                                5,151           274,689
--------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
SUEZ                                                   3,472           143,953
Veolia Environnement                                   1,863           101,181
                                                                    ----------
Total                                                                  245,134
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Unibail                                                  167            30,994
--------------------------------------------------------------------------------

GERMANY (6.4%)
AIRLINES (0.2%)
Deutsche Lufthansa                                     3,335            62,321
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Continental                                              452            46,187
--------------------------------------------------------------------------------

AUTOMOBILES (2.2%)
DaimlerChrysler                                        9,229           476,360
Volkswagen                                             2,283           171,320
                                                                    ----------
Total                                                                  647,680
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Commerzbank                                            3,430           120,219
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Deutsche Boerse                                          681            96,683
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Deutsche Telekom                                      10,699           165,357
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
E.ON                                                     810            97,647
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
TUI                                                    2,175            43,783
--------------------------------------------------------------------------------

INSURANCE (0.3%)
Allianz                                                  503            79,012
--------------------------------------------------------------------------------

MACHINERY (0.2%)
MAN                                                      743            53,706
--------------------------------------------------------------------------------

METALS & MINING (0.6%)
ThyssenKrupp                                           5,125           179,365
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

GERMANY (CONT.)
MULTI-UTILITIES (0.1%)
RWE                                                      224           $19,676
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Merck                                                  2,326           212,189
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
Infineon Technologies                                  3,134(b)         33,466
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
PUMA                                                      77            27,923
--------------------------------------------------------------------------------

GREECE (0.1%)
CONSTRUCTION & ENGINEERING
Hellenic Technodomiki                                  1,789            17,778
--------------------------------------------------------------------------------

HONG KONG (2.1%)
COMMERCIAL BANKS (0.2%)
Bank of East Asia                                     14,800            61,144
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Hong Kong Exchanges
  and Clearing                                        16,000           103,991
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
CLP Holdings                                           7,000            41,532
HongKong Electric Holdings                            23,500           111,906
                                                                    ----------
Total                                                                  153,438
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
Henderson Land Development                            39,000           213,825
Swire Pacific Series A                                 9,500            98,669
                                                                    ----------
Total                                                                  312,494
--------------------------------------------------------------------------------

IRELAND (0.3%)
BEVERAGES (0.1%)
C&C Group                                              1,821            19,073
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Elan                                                   5,380(b)         80,538
--------------------------------------------------------------------------------

ITALY (3.3%)
AUTOMOBILES (0.3%)
Fiat                                                   5,809(b)         82,138
--------------------------------------------------------------------------------

COMMERCIAL BANKS (1.2%)
Banca Monte dei Paschi di Siena                       11,881            71,439
Banche Popolari Unite                                  3,063            82,395
Banco Popolare di Verona e Novara                      2,220            63,234
Capitalia                                              9,883            82,936
UniCredito Italiano                                    8,086            62,228
                                                                    ----------
Total                                                                  362,232
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Telecom Italia                                        60,412           145,763
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.3%)
Eni                                                   12,399           380,252
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

JAPAN (17.2%)
AUTO COMPONENTS (0.6%)
Aisin Seiki                                            2,000           $58,095
DENSO                                                  3,300           113,128
NGK Spark Plug                                         1,000            20,891
                                                                    ----------
Total                                                                  192,114
--------------------------------------------------------------------------------

AUTOMOBILES (2.2%)
Honda Motor                                           14,600           481,403
Toyota Motor                                           2,900           153,297
                                                                    ----------
Total                                                                  634,700
--------------------------------------------------------------------------------

BEVERAGES (0.3%)
Kirin Brewery                                          6,000            88,974
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Asahi Glass                                            2,000            25,628
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.8%)
Daiwa Securities Group                                 9,000           100,567
Nikko Cordial                                          5,000            59,621
Nomura Holdings                                        4,900            86,981
                                                                    ----------
Total                                                                  247,169
--------------------------------------------------------------------------------

CHEMICALS (1.5%)
Mitsubishi Gas Chemical                                3,000            30,173
Mitsubishi Rayon                                       8,000            60,712
Mitsui Chemicals                                       4,000            25,122
Nitto Denko                                              900            65,396
Shin-Etsu Chemical                                       700            40,544
Showa Denko                                            6,000            24,494
Sumitomo Chemical                                     12,000            94,835
Tokuyama                                               2,000            26,570
Toray Inds                                             8,000            67,202
                                                                    ----------
Total                                                                  435,048
--------------------------------------------------------------------------------

COMMERCIAL BANKS (2.5%)
Mizuho Financial Group                                    38           319,208
Resona Holdings                                           37           115,867
Shinsei Bank                                           5,000            31,185
Sumitomo Mitsui Financial Group                           18           191,556
Sumitomo Trust & Banking                               4,000            42,463
                                                                    ----------
Total                                                                  700,279
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Seiko Epson                                              800            22,401
Toshiba                                               12,000            77,564
                                                                    ----------
Total                                                                   99,965
--------------------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
ORIX                                                     590           154,654
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Toyo Seikan Kaisha                                     1,700            33,662
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Tokyo Electric Power                                   2,300            61,793
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Fujikura                                               4,000            49,860
Sumitomo Electric Inds                                 2,900            38,021
                                                                    ----------
Total                                                                   87,881
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Hitachi                                               26,000           166,469
--------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS
    AT JULY 31, 2006

ISSUER                                                SHARES          VALUE(a)

JAPAN (CONT.)
FOOD & STAPLES RETAILING (0.2%)
AEON                                                   2,300           $53,668
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
Daiwa House Industry                                   3,000            48,883
Pioneer                                                2,500            40,911
SANYO Electric                                       119,000(b)        239,786
                                                                    ----------
Total                                                                  329,580
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Nikon                                                  4,000            70,830
--------------------------------------------------------------------------------

MACHINERY (1.4%)
Ishikawajima-Harima Heavy Inds                        13,000            36,628
Komatsu                                                8,000           160,852
Kubota                                                10,000            91,940
Mitsubishi Heavy Inds                                 15,000            61,366
NSK                                                    3,000            23,002
Sumitomo Heavy Inds                                    5,000            43,440
                                                                    ----------
Total                                                                  417,228
--------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.3%)
Canon                                                  1,900            91,321
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Nippon Oil                                             8,000            62,666
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
Daiichi Sankyo                                         6,200           170,359
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
Leopalace21                                              900            31,481
Mitsubishi Estate                                      6,000           124,303
Mitsui Fudosan                                         5,000           106,202
Sumitomo Realty & Development                          3,000            74,581
                                                                    ----------
Total                                                                  336,567
--------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Nippon Express                                         7,000            35,598
--------------------------------------------------------------------------------

SOFTWARE (0.1%)
Nintendo                                                 200            37,352
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.1%)
Yamada Denki                                             420            40,850
--------------------------------------------------------------------------------

TOBACCO (0.1%)
Japan Tobacco                                             11            42,123
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.5%)
ITOCHU                                                 7,000            63,076
Marubeni                                               6,000            31,874
Mitsubishi                                             6,100           125,043
Sojitz                                                35,000(b)        112,962
Sumitomo                                               7,000            99,163
                                                                    ----------
Total                                                                  432,118
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
SoftBank                                               3,000            55,085
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

NETHERLANDS (9.9%)
BEVERAGES (0.1%)
Heineken                                                 567           $26,659
--------------------------------------------------------------------------------

CHEMICALS (0.2%)
Akzo Nobel                                               924            51,411
--------------------------------------------------------------------------------

COMMERCIAL BANKS (1.7%)
ABN AMRO Holding                                      18,823           521,004
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Vedior                                                 1,462            27,488
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.6%)
Euronext                                               1,861           166,751
ING Groep                                              7,253           294,418
                                                                    ----------
Total                                                                  461,169
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Unilever                                               7,307           173,691
--------------------------------------------------------------------------------

INSURANCE (0.9%)
Aegon                                                 15,748           267,327
--------------------------------------------------------------------------------

MEDIA (0.1%)
Reed Elsevier                                          2,161            32,102
--------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Oce                                                    1,592            25,703
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.0%)
Royal Dutch Shell Series A                            18,856           665,291
Royal Dutch Shell Series B                            14,689           540,766
                                                                    ----------
Total                                                                1,206,057
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Wereldhave                                               327            34,667
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.4%)
Hagemeyer                                             22,462(b)        108,738
--------------------------------------------------------------------------------

NORWAY (1.5%)
COMMERCIAL BANKS (0.1%)
DNB NOR                                                3,300            41,833
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Petroleum Geo-Services                                 3,780(b)        204,573
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Orkla                                                  1,700            77,084
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.1%)
Norsk Hydro                                            1,500            42,662
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Norske Skogindustrier                                  4,400            67,756
--------------------------------------------------------------------------------

PORTUGAL (0.3%)
ELECTRIC UTILITIES
Energias de Portugal                                  19,297            76,409
--------------------------------------------------------------------------------

SINGAPORE (0.4%)
AIRLINES (0.3%)
Singapore Airlines                                    10,000            82,378
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CapitaLand                                            13,000            33,775
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

SOUTH AFRICA (2.3%)
METALS & MINING
Anglo American                                        16,030          $669,178
--------------------------------------------------------------------------------

SPAIN (1.3%)
CONSTRUCTION & ENGINEERING (0.4%)
Acciona                                                  195            29,739
ACS Actividades de Construccion y Servicios            1,846            80,806
                                                                    ----------
Total                                                                  110,545
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Gamesa Tecnologica                                       797            17,001
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Repsol YPF                                             4,306           121,001
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Metrovacesa                                              290            26,485
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Inditex                                                2,204            95,744
--------------------------------------------------------------------------------

SWEDEN (2.0%)
COMMERCIAL BANKS (0.1%)
Nordea Bank                                            3,500            43,847
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Electrolux Series B                                   13,400           194,375
--------------------------------------------------------------------------------

MACHINERY (0.8%)
Alfa Laval                                               650            21,293
Atlas Copco Series A                                   2,800            69,766
Atlas Copco Series B                                   2,600            61,715
Sandvik                                                2,000            20,821
Volvo Cl B                                               500            26,478
Volvo Series A                                           600            32,232
                                                                    ----------
Total                                                                  232,305
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Svenska Cellulosa Series B                             2,600           109,174
--------------------------------------------------------------------------------

SWITZERLAND (1.9%)
BUILDING PRODUCTS (0.1%)
Geberit                                                   21            23,479
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
ABB                                                   18,467           238,584
--------------------------------------------------------------------------------

INSURANCE (1.0%)
Swiss Reinsurance                                        703            50,553
Zurich Financial Services                              1,049           235,465
                                                                    ----------
Total                                                                  286,018
--------------------------------------------------------------------------------

UNITED KINGDOM (17.8%)
AEROSPACE & DEFENSE (0.5%)
BAE Systems                                            9,132            60,935
Rolls-Royce Group                                     10,818(b)         89,058
                                                                    ----------
Total                                                                  149,993
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
GKN                                                    9,546            46,269
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS
    AT JULY 31, 2006

ISSUER                                                SHARES          VALUE(a)

UNITED KINGDOM (CONT.)
CAPITAL MARKETS (0.6%)
AMVESCAP                                               3,821           $37,040
ICAP                                                   3,895            34,247
Man Group                                              2,071            94,927
                                                                    ----------
Total                                                                  166,214
--------------------------------------------------------------------------------

CHEMICALS (0.2%)
BOC Group                                              1,681            50,331
--------------------------------------------------------------------------------

COMMERCIAL BANKS (4.5%)
Barclays                                              30,846           361,817
HBOS                                                  18,234           331,890
Lloyds TSB Group                                      58,679           590,747
Royal Bank of Scotland Group                           2,785            90,616
                                                                    ----------
Total                                                                1,375,070
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
London Stock Exchange Group                            1,438            29,948
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
BT Group                                              29,630           131,578
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
Scottish Power                                         2,227            25,166
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Alliance Boots                                         4,057            59,561
J Sainsbury                                            8,771            57,667
                                                                    ----------
Total                                                                  117,228
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Unilever                                               6,287           148,665
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
Compass Group                                         17,083            81,445
InterContinental Hotels Group                          1,993            32,256
Mitchells & Butlers                                    2,521            24,956
                                                                    ----------
Total                                                                  138,657
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Barratt Developments                                   3,256            58,930
Berkeley Group Holdings Unit                             748(b)         17,185
George Wimpey                                          5,824            52,215
Persimmon                                              3,314            79,231
Taylor Woodrow                                         8,840            56,840
                                                                    ----------
Total                                                                  264,401
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Cookson Group                                          2,226            22,411
Tomkins                                                4,242            22,343
                                                                    ----------
Total                                                                   44,754
--------------------------------------------------------------------------------

INSURANCE (1.2%)
Aviva                                                 18,067           242,293
Royal & SunAlliance Insurance Group                   48,939           122,259
                                                                    ----------
Total                                                                  364,552
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                SHARES          VALUE(a)

UNITED KINGDOM (CONT.)
MACHINERY (0.1%)
Invensys                                             111,019(b)        $38,362
--------------------------------------------------------------------------------

MEDIA (0.1%)
Reed Elsevier                                          3,451            34,420
--------------------------------------------------------------------------------

METALS & MINING (2.0%)
BHP Billiton                                           7,632           144,546
Corus Group                                           14,709           117,930
Rio Tinto                                              6,695           345,761
                                                                    ----------
Total                                                                  608,237
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Marks & Spencer Group                                  9,381           104,518
--------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Centrica                                              25,705           140,675
United Utilities                                       8,995           110,886
                                                                    ----------
Total                                                                  251,561
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.7%)
BG Group                                              25,882           348,065
BP                                                    12,228           147,315
                                                                    ----------
Total                                                                  495,380
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
AstraZeneca                                            1,744           106,486
GlaxoSmithKline                                        3,889           107,579
                                                                    ----------
Total                                                                  214,065
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
British Land                                           2,086            53,261
Land Securities Group                                  1,318            48,571
                                                                    ----------
Total                                                                  101,832
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.1%)
Kingfisher                                             9,087            41,498
--------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
Severn Trent                                             894            21,674
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
Vodafone Group                                       151,436           328,816
--------------------------------------------------------------------------------

UNITED STATES (9.4%)
DIVERSIFIED FINANCIAL SERVICES
iShares MSCI Emerging Markets Index Fund              14,500         1,393,449
Vanguard Emerging Markets Index Fund                  21,200         1,387,116
                                                                    ----------
Total                                                                2,780,565
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $27,678,020)                                                $27,107,553
--------------------------------------------------------------------------------

PREFERRED STOCKS (0.3%)(c)

ISSUER                                                SHARES          VALUE(a)

GERMANY
Volkswagen                                             1,634           $87,533
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $83,581)                                                        $87,533
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES (7.8%)(d)

ISSUER               EFFECTIVE                      AMOUNT            VALUE(a)
                       YIELD                      PAYABLE AT
                                                   MATURITY

U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nt
   08-01-06            4.98%                      $2,300,000        $2,299,682
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $2,300,000)                                                  $2,299,682
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $30,061,601)(e)                                             $29,494,768
================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS
    AT JULY 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) All securities are valued at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

    TYPE OF SECURITY                                                 CONTRACTS
    ----------------------------------------------------------------------------
    PURCHASE CONTRACTS
    DJ Euro STOXX 50, Sept. 2006                                            21
    FTSE 100, Sept. 2006                                                     5
    NIKKEI 225, Sept. 2006                                                   7

(e) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $30,062,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                          $ 363,000
    Unrealized depreciation                                           (930,000)
    ----------------------------------------------------------------------------
    Net unrealized depreciation                                      $(567,000)
    ----------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
5   RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO HOLDINGS
    AT JULY 31, 2006

                                                          S-6506-80 F (9/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                      RIVERSOURCE EUROPEAN EQUITY FUND
                              AT JULY 31, 2006

INVESTMENTS IN SECURITIES

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.3%)(c)

ISSUER                                               SHARES         VALUE(a)

AUSTRIA (0.5%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen
  Sparkassen                                          9,735         $561,543
------------------------------------------------------------------------------

BELGIUM (0.6%)
BEVERAGES
InBev                                                12,244          642,774
------------------------------------------------------------------------------

BERMUDA (0.6%)
ENERGY EQUIPMENT & SERVICES
SeaDrill                                             51,700(b)       674,293
------------------------------------------------------------------------------

DENMARK (1.5%)
INSURANCE
Topdanmark                                            7,614(b)     1,064,959
TrygVesta                                            10,090          611,494
                                                                  ----------
Total                                                              1,676,453
------------------------------------------------------------------------------

FINLAND (2.3%)
COMMUNICATIONS EQUIPMENT (0.5%)
Nokia                                                26,933          534,256
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Fortum                                               43,200        1,170,907
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
Neste Oil                                            22,705          783,030
------------------------------------------------------------------------------

FRANCE (19.3%)
AIRLINES (1.1%)
Air France-KLM                                       48,590        1,199,698
------------------------------------------------------------------------------

CHEMICALS (--%)
Arkema                                                1,212(b)        46,969
------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
BNP Paribas                                          18,349        1,785,914
Societe Generale                                      3,824          570,498
                                                                  ----------
Total                                                              2,356,412
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                               SHARES         VALUE(a)

FRANCE (CONT.)
CONSTRUCTION & ENGINEERING (1.1%)
VINCI                                                12,302       $1,249,997
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Imerys                                                6,658          483,468
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.2%)
ALSTOM                                                7,620(b)       661,360
Schneider Electric                                    6,011          618,067
                                                                  ----------
Total                                                              1,279,427
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
Essilor Intl                                         15,441        1,544,295
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Accor                                                18,199        1,073,482
------------------------------------------------------------------------------

INSURANCE (2.6%)
Assurances Generales
  de France                                           4,770          576,372
AXA                                                  67,048        2,312,291
                                                                  ----------
Total                                                              2,888,663
------------------------------------------------------------------------------

MACHINERY (1.2%)
Vallourec                                             5,925        1,288,075
------------------------------------------------------------------------------

MEDIA (1.0%)
Vivendi                                              32,179        1,089,620
------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.6%)
Neopost                                               5,599          609,674
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.9%)
Total                                                48,496        3,298,517
------------------------------------------------------------------------------

PHARMACEUTICALS (1.7%)
Sanofi-Aventis                                       19,489        1,853,307
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
LVMH Moet Hennessy
  Louis Vuitton                                      10,678        1,072,708
------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                               SHARES         VALUE(a)

GERMANY (10.5%)
CHEMICALS (0.4%)
Bayer                                                 9,339         $460,090
------------------------------------------------------------------------------

COMMERCIAL BANKS (0.7%)
Deutsche Postbank                                    11,018          805,696
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
Wincor Nixdorf                                       11,534        1,521,561
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.0%)
Deutsche Boerse                                       8,046        1,142,307
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.3%)
E.ON                                                 12,338        1,487,366
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.9%)
Fresenius Medical
  Care & Co                                           8,166          978,375
------------------------------------------------------------------------------

INSURANCE (0.9%)
Allianz                                               6,220          977,053
------------------------------------------------------------------------------

MACHINERY (1.1%)
MAN                                                   9,044          653,722
WashTec                                              33,976(b)       590,641
                                                                  ----------
Total                                                              1,244,363
------------------------------------------------------------------------------

SOFTWARE (0.8%)
SAP                                                   4,684          857,167
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.5%)
Hypo Real Estate Holding                             28,724        1,597,447
------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.5%)
Fraport                                               7,260          528,573
------------------------------------------------------------------------------

GREECE (1.3%)
COMMERCIAL BANKS (0.5%)
EFG Eurobank Ergasias                                20,996          592,694
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.8%)
Motor Oil Hellas
  Corinth Refineries                                 30,392          846,270
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

ISSUER                                               SHARES         VALUE(a)

IRELAND (0.6%)
CONSTRUCTION MATERIALS
CRH                                                  19,822         $638,030
------------------------------------------------------------------------------

ITALY (5.1%)
COMMERCIAL BANKS (0.7%)
UniCredito Italiano                                 100,596          774,160
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Saipem                                               42,757          985,228
------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Parmalat                                            187,347(b)       607,220
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.5%)
Eni                                                  86,701        2,658,945
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Luxottica Group                                      21,878          604,446
------------------------------------------------------------------------------

NETHERLANDS (4.5%)
DIVERSIFIED FINANCIAL SERVICES (1.1%)
ING Groep                                            28,380        1,152,018
------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Royal Numico                                         23,308        1,118,211
------------------------------------------------------------------------------

MEDIA (1.0%)
Reed Elsevier                                        72,565        1,077,954
------------------------------------------------------------------------------

METALS & MINING (0.5%)
Mittal Steel                                         16,807          571,038
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
Royal Dutch Shell Series B                           27,463        1,011,033
------------------------------------------------------------------------------

NORWAY (0.9%)
ENERGY EQUIPMENT & SERVICES
TGS NOPEC Geophysical                                54,200(b)       960,150
------------------------------------------------------------------------------

SOUTH AFRICA (1.1%)
METALS & MINING
Anglo American                                       30,229        1,261,920
------------------------------------------------------------------------------

SPAIN (5.1%)
COMMERCIAL BANKS (2.4%)
Banco Bilbao
  Vizcaya Argentaria                                129,928        2,761,527
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
Telefonica                                           69,612        1,177,241
------------------------------------------------------------------------------

MEDIA (0.5%)
Gestevision Telecinco                                23,395          568,962
------------------------------------------------------------------------------

SPECIALTY RETAIL (1.1%)
Inditex                                              26,820        1,165,087
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                               SHARES         VALUE(a)

SWEDEN (3.3%)
BUILDING PRODUCTS (1.7%)
ASSA ABLOY Cl B                                     117,000       $1,924,529
------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)

Skandinaviska
  Enskilda Banken                                    36,600          901,778
------------------------------------------------------------------------------

TOBACCO (0.8%)
Swedish Match                                        52,000          858,955
------------------------------------------------------------------------------

SWITZERLAND (13.8%)
CAPITAL MARKETS (4.8%)
Credit Suisse Group                                  15,947          893,431
Julius Baer Holding                                  10,812        1,003,275
UBS                                                  62,002        3,372,905
                                                                  ----------
Total                                                              5,269,611
------------------------------------------------------------------------------

FOOD PRODUCTS (1.6%)
Nestle                                                5,541        1,815,559
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Nobel Biocare Holding                                 4,513(b)     1,068,936
------------------------------------------------------------------------------

METALS & MINING (1.4%)
Xstrata                                              35,082        1,505,136
------------------------------------------------------------------------------

PHARMACEUTICALS (5.0%)
Novartis                                             42,169        2,395,070
Roche Holding                                        18,271        3,251,280
                                                                  ----------
Total                                                              5,646,350
------------------------------------------------------------------------------

UNITED KINGDOM (28.3%)
AEROSPACE & DEFENSE (0.7%)
Rolls-Royce Group                                    91,918(b)       756,700
------------------------------------------------------------------------------

COMMERCIAL BANKS (6.5%)
Barclays                                             47,671          559,171
HSBC Holdings                                       170,765        3,097,053
Royal Bank of
  Scotland Group                                     18,803          611,795
Standard Chartered                                  116,064        2,935,261
                                                                  ----------
Total                                                              7,203,280
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.3%)
Hanson                                              115,211        1,418,110
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
British Energy Group                                 62,509(b)       856,977
Scottish Power                                       57,623          651,151
                                                                  ----------
Total                                                              1,508,128
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Tesco                                               187,590        1,259,619
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                               SHARES         VALUE(a)

UNITED KINGDOM (CONT.)
INSURANCE (2.0%)
Admiral Group                                        38,401         $476,257
Friends Provident                                   164,094          557,821
Legal & General Group                               495,842        1,150,722
                                                                  ----------
Total                                                              2,184,800
------------------------------------------------------------------------------

METALS & MINING (2.8%)
BHP Billiton                                         51,195          969,608
Corus Group                                          90,885          728,674
Lonmin                                               26,555        1,450,288
                                                                  ----------
Total                                                              3,148,570
------------------------------------------------------------------------------

MULTILINE RETAIL (1.0%)
Marks & Spencer Group                                97,326        1,084,351
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.5%)
BG Group                                            268,544        3,611,424
BP                                                  385,001        4,638,227
                                                                  ----------
Total                                                              8,249,651
------------------------------------------------------------------------------

PHARMACEUTICALS (2.5%)
GlaxoSmithKline                                     101,884        2,818,328
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Carphone
  Warehouse Group                                   144,129          740,985
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.8%)
SIG                                                  20,782          360,218
Wolseley                                             23,325          496,658
                                                                  ----------
Total                                                                856,876
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $84,421,439)                                             $109,729,952
------------------------------------------------------------------------------

SHORT-TERM SECURITIES (1.8%)

ISSUER                 EFFECTIVE                   AMOUNT           VALUE(a)
                         YIELD                   PAYABLE AT
                                                  MATURITY

COMMERCIAL PAPER
Chesham Financial LLC
  08-01-06               5.30%                   $2,000,000       $1,999,706
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $2,000,000)                                                $1,999,706
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $86,421,439)(d)                                          $111,729,658
==============================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

 NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $86,421,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                      $26,216,000

    Unrealized depreciation                                         (907,000)
    -------------------------------------------------------------------------
    Net unrealized appreciation                                  $25,309,000
    -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3   RIVERSOURCE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT JULY 31, 2006

                                                          S-6006-80 F (9/06)

                             PORTFOLIO HOLDINGS
                                    FOR
                          RIVERSOURCE INTERNATIONAL
                              OPPORTUNITY FUND
                              AT JULY 31, 2006

INVESTMENTS IN SECURITIES

JULY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)



COMMON STOCKS (99.1%)(c)

ISSUER                                    SHARES                     VALUE(a)

AUSTRALIA (2.4%)
CAPITAL MARKETS (0.5%)
Macquarie Bank                              59,534                 $2,820,916
-----------------------------------------------------------------------------

INSURANCE (0.3%)
QBE Insurance Group                        107,862                  1,822,059
-----------------------------------------------------------------------------

METALS & MINING (1.6%)
BHP Billiton                               222,436                  4,732,236
Newcrest Mining                            103,904                  1,525,152
Rio Tinto                                   61,234                  3,488,328
                                                                 ------------
Total                                                               9,745,716
-----------------------------------------------------------------------------

AUSTRIA (0.6%)
COMMERCIAL BANKS
Erste Bank der
  Oesterreichischen
  Sparkassen                                63,309                  3,651,847
-----------------------------------------------------------------------------

BELGIUM (0.4%)
BEVERAGES
InBev                                       45,076                  2,366,357
-----------------------------------------------------------------------------

BRAZIL (0.4%)
COMMERCIAL BANKS
UNIBANCO - Uniao de
  Bancos Brasileiros ADR                    33,824                  2,346,371
-----------------------------------------------------------------------------

CANADA (1.6%)
DIVERSIFIED FINANCIAL SERVICES (0.4%)
TSX Group                                   56,000                  2,319,102
-----------------------------------------------------------------------------

METALS & MINING (0.4%)
Falconbridge                                45,000                  2,476,929
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Petro-Canada                                50,000                  2,235,481
-----------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Canadian Pacific Railway                    52,000                  2,482,100
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                     VALUE(a)

CHINA (0.8%)
OIL, GAS & CONSUMABLE FUELS
PetroChina Series H                      4,072,000                 $4,617,089
-----------------------------------------------------------------------------

DENMARK (0.4%)
INSURANCE
TrygVesta                                   35,160                  2,130,836
-----------------------------------------------------------------------------

FINLAND (1.3%)
ELECTRIC UTILITIES (0.7%)
Fortum                                     154,400                  4,184,907
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.6%)
Neste Oil                                  103,138                  3,556,932
-----------------------------------------------------------------------------

FRANCE (11.5%)
AIRLINES (0.6%)
Air France-KLM                             134,779                  3,327,724
-----------------------------------------------------------------------------

CHEMICALS (--%)
Arkema                                       3,599(b)                 139,473
-----------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
BNP Paribas                                 41,512                  4,040,376
Societe Generale                            24,401                  3,640,354
                                                                 ------------
Total                                                               7,680,730
-----------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
VINCI                                       34,579                  3,513,547
-----------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Imerys                                      29,009                  2,106,475
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.3%)
ALSTOM                                      46,906(b)               4,071,094
Schneider Electric                          35,087                  3,607,740
                                                                 ------------
Total                                                               7,678,834
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Essilor Intl                                50,715                  5,072,141
-----------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                     VALUE(a)

FRANCE (CONT.)
INSURANCE (2.1%)
Assurances Generales de France              33,830                 $4,087,768
AXA                                        255,805                  8,821,978
                                                                 ------------
Total                                                              12,909,746
-----------------------------------------------------------------------------

MACHINERY (0.3%)
Vallourec                                    8,645                  1,879,393
-----------------------------------------------------------------------------

MEDIA (0.3%)
Vivendi                                     51,834                  1,755,164
-----------------------------------------------------------------------------

OFFICE ELECTRONICS (0.5%)
Neopost                                     29,313                  3,191,889
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.7%)
Total                                      143,964                  9,791,893
-----------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Sanofi-Aventis                              63,053                  5,996,027
-----------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
LVMH Moet Hennessy
  Louis Vuitton                             31,830                  3,197,632
-----------------------------------------------------------------------------

GERMANY (6.2%)
COMMERCIAL BANKS (0.6%)
Deutsche Postbank                           45,727                  3,343,808
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.6%)
Wincor Nixdorf                              26,586                  3,507,215
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
E.ON                                        32,429                  3,909,369
-----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care & Co                 30,743                  3,683,344
-----------------------------------------------------------------------------

INSURANCE (1.4%)
Allianz                                     55,300                  8,686,659
-----------------------------------------------------------------------------




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT
    JULY 31, 2006

ISSUER                                    SHARES                     VALUE(a)

GERMANY (CONT.)
MACHINERY (0.7%)
MAN                                         55,296                 $3,996,930
-----------------------------------------------------------------------------

SOFTWARE (0.4%)
SAP                                         12,592                  2,304,322
-----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.9%)
Hypo Real Estate Holding                    93,034                  5,173,962
-----------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Fraport                                     26,005                  1,893,324
-----------------------------------------------------------------------------

GREECE (0.7%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                      136,694                  3,858,657
-----------------------------------------------------------------------------

HONG KONG (2.4%)
DISTRIBUTORS (0.4%)
Li & Fung                                1,227,600                  2,572,147
-----------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.4%)
Cheung Kong Holdings                       190,000                  2,058,971
China Overseas Land & Investment         2,928,000                  1,714,617
New World Development                    1,642,200                  2,811,008
Sun Hung Kai Properties                    175,000                  1,840,114
                                                                 ------------
Total                                                               8,424,710
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Esprit Holdings                            441,500                  3,358,171
-----------------------------------------------------------------------------

HUNGARY (0.4%)
PHARMACEUTICALS
Gedeon Richter ADR                          11,688(d,f)             2,468,425
-----------------------------------------------------------------------------

INDONESIA (0.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikasi Indonesia                 2,205,000                  1,812,162
-----------------------------------------------------------------------------

IRELAND (0.6%)
CONSTRUCTION MATERIALS
CRH                                        101,405                  3,264,022
-----------------------------------------------------------------------------

ITALY (4.2%)
COMMERCIAL BANKS (1.0%)
UniCredito Italiano                        744,784                  5,731,662
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Saipem                                     273,276                  6,296,964
-----------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Parmalat                                   924,712(b)               2,997,131
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.6%)
Eni                                        325,150                  9,971,697
-----------------------------------------------------------------------------

JAPAN (24.5%)
AUTO COMPONENTS (0.1%)
Toyota Inds                                 13,400                    542,359
-----------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                     VALUE(a)

JAPAN (CONT.)
AUTOMOBILES (2.1%)
Honda Motor                                126,600                 $4,174,355
Toyota Motor                               153,700                  8,124,755
                                                                 ------------
Total                                                              12,299,110
-----------------------------------------------------------------------------

BUILDING PRODUCTS (0.6%)
Asahi Glass                                280,000                  3,587,927
-----------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Mitsubishi UFJ Securities                   69,000                    777,032
Nikko Cordial                              277,500                  3,308,989
Nomura Holdings                            114,700                  2,036,065
Tokai Tokyo Securities                     331,000                  1,732,380
                                                                 ------------
Total                                                               7,854,466
-----------------------------------------------------------------------------

CHEMICALS (1.8%)
Showa Denko                                732,000                  2,988,276
Sumitomo Chemical                          467,000                  3,690,701
UBE Inds                                 1,546,000                  3,951,309
                                                                 ------------
Total                                                              10,630,286
-----------------------------------------------------------------------------

COMMERCIAL BANKS (3.8%)
Bank of Yokohama                           307,000                  2,461,035
Mitsubishi UFJ Financial Group                 713                 10,075,540
Mitsui Trust Holdings                      252,000                  2,769,714
Mizuho Financial Group                         817                  6,862,971
                                                                 ------------
Total                                                              22,169,260
-----------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Toppan Printing                            252,000                  2,899,407
-----------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Okumura                                    476,000                  2,478,821
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
Japan Cash Machine                          86,500                  1,414,755
Matsushita Electric Works                  229,000                  2,548,883
                                                                 ------------
Total                                                               3,963,638
-----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Arisawa Mfg                                160,800                  2,406,950
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.9%)
Daito Trust Construction                    59,500                  3,233,470
Sekisui Chemical                           437,000                  3,777,626
Sharp                                      265,000                  4,477,538
                                                                 ------------
Total                                                              11,488,634
-----------------------------------------------------------------------------

INSURANCE (0.5%)
T&D Holdings                                38,150                  3,031,634
-----------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Rakuten                                      3,933                  1,869,753
-----------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.4%)
eAccess                                      4,021                  2,500,849
-----------------------------------------------------------------------------

MACHINERY (1.3%)
AMADA                                      325,000                  3,450,148
SMC                                         31,100                  3,979,737
                                                                 ------------
Total                                                               7,429,885
-----------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                     VALUE(a)

JAPAN (CONT.)
METALS & MINING (1.5%)
Mitsui Mining & Smelting                   674,000                 $3,833,286
Nippon Steel                               684,000                  2,661,061
Pacific Metals                             364,000                  2,648,081
                                                                 ------------
Total                                                               9,142,428
-----------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Mitsukoshi                                 339,000                  1,573,168
-----------------------------------------------------------------------------

OFFICE ELECTRONICS (1.8%)
Canon                                      147,000                  7,065,335
Ricoh                                      180,000                  3,627,006
                                                                 ------------
Total                                                              10,692,341
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.1%)
Nippon Mining Holdings                     385,000                  3,257,589
Nippon Oil                                 414,000                  3,242,952
                                                                 ------------
Total                                                               6,500,541
-----------------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Takeda Pharmaceutical                       73,200                  4,725,052
-----------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
Mitsui Fudosan                             100,000                  2,124,040
Sumitomo Real Estate Sales                  25,910                  2,086,089
TOC                                        636,450                  3,281,072
                                                                 ------------
Total                                                               7,491,201
-----------------------------------------------------------------------------

SOFTWARE (0.6%)
Nintendo                                    18,000                  3,361,654
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Komeri                                      84,800                  2,670,342
-----------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
ONWARD Kashiyama                           133,000                  1,768,074
-----------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
Mitsubishi Logistics                        87,000                  1,265,082
-----------------------------------------------------------------------------

MEXICO (1.3%)
MEDIA (0.5%)
Grupo Televisa ADR                         169,964                  3,147,733
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
America Movil ADR Series L                 123,621                  4,423,159
-----------------------------------------------------------------------------

NETHERLANDS (2.4%)
DIVERSIFIED FINANCIAL SERVICES (1.1%)
ING Groep                                  170,966                  6,939,957
-----------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Royal Numico                                68,570                  3,289,674
-----------------------------------------------------------------------------

MEDIA (0.3%)
Reed Elsevier                              129,978                  1,930,824
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Royal Dutch Shell Series A                  65,579                  2,317,753
-----------------------------------------------------------------------------

RUSSIA (0.5%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                 73,793                  3,075,692
-----------------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT
    JULY 31, 2006

ISSUER                                    SHARES                     VALUE(a)

SINGAPORE (0.8%)
HOTELS, RESTAURANTS & LEISURE (0.3%)
City Developments                          337,400                 $1,913,523
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Keppel                                     308,000                  2,986,123
-----------------------------------------------------------------------------

SOUTH AFRICA (2.2%)
COMMERCIAL BANKS (0.4%)
ABSA Group                                 169,254                  2,508,228
-----------------------------------------------------------------------------

METALS & MINING (1.8%)
Anglo American                             131,511                  5,489,973
Impala Platinum Holdings                    27,464                  5,081,515
                                                                 ------------
Total                                                              10,571,488
-----------------------------------------------------------------------------

SOUTH KOREA (1.6%)
COMMERCIAL BANKS (1.2%)
Kookmin Bank                                37,880                  3,307,362
Shinhan Financial Group                     82,990                  4,083,469
                                                                 ------------
Total                                                               7,390,831
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Samsung Electronics                          3,692                  2,350,017
-----------------------------------------------------------------------------

SPAIN (2.3%)
COMMERCIAL BANKS (1.6%)
Banco Bilbao
  Vizcaya Argentaria                       453,498                  9,638,775
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Inditex                                     90,722                  3,941,054
-----------------------------------------------------------------------------

SWEDEN (1.1%)
BUILDING PRODUCTS (0.6%)
ASSA ABLOY Cl B                            231,800                  3,812,871
-----------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
Skandinaviska
  Enskilda Banken                          121,600                  2,996,072
-----------------------------------------------------------------------------

SWITZERLAND (9.3%)
CAPITAL MARKETS (2.4%)
UBS                                        263,732                 14,347,003
-----------------------------------------------------------------------------

CHEMICALS (0.7%)
Syngenta                                    27,598(b)               3,966,918
-----------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Nestle                                      14,342                  4,699,286
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Nobel Biocare Holding                       12,601(b)               2,984,636
-----------------------------------------------------------------------------

METALS & MINING (1.1%)
Xstrata                                    153,408                  6,581,722
-----------------------------------------------------------------------------

PHARMACEUTICALS (3.8%)
Novartis                                   141,687                  8,047,389
Roche Holding                               79,933                 14,223,879
                                                                 ------------
Total                                                              22,271,268
-----------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                    SHARES                     VALUE(a)

TAIWAN (0.4%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Taiwan Semiconductor
  Mfg                                    1,411,650                 $2,365,122
-----------------------------------------------------------------------------

UNITED KINGDOM (18.6%)
AEROSPACE & DEFENSE (1.0%)
Rolls-Royce Group                          713,993(b)               5,877,827
-----------------------------------------------------------------------------

COMMERCIAL BANKS (3.3%)
Barclays                                   408,646                  4,793,331
HSBC Holdings                              233,774                  4,239,806
Standard Chartered                         413,014                 10,445,134
                                                                 ------------
Total                                                              19,478,271
-----------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
Hanson                                     281,020                  3,459,021
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
British Energy Group                       228,083(b)               3,126,940
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.5%)
Tesco                                    1,444,754                  9,701,153
Wm Morrison Supermarkets                 1,352,242                  5,165,095
                                                                 ------------
Total                                                              14,866,248
-----------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
Drax Group                                 252,031(b)               4,208,449
-----------------------------------------------------------------------------

INSURANCE (2.1%)
Admiral Group                              184,771                  2,291,566
Friends Provident                          771,607                  2,622,999
Legal & General Group                    1,486,505                  3,449,795
Resolution                                 195,393                  2,071,121
Royal & SunAlliance Insurance Group        734,791                  1,835,643
                                                                 ------------
Total                                                              12,271,124
-----------------------------------------------------------------------------

METALS & MINING (0.4%)
Corus Group                                266,692                  2,138,212
-----------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Marks & Spencer Group                      451,312                  5,028,262
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.1%)
BG Group                                   838,238                 11,272,764
BP                                       1,079,903                 13,009,932
                                                                 ------------
Total                                                              24,282,696
-----------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
AstraZeneca                                 46,857                  2,861,014
GlaxoSmithKline                            191,200                  5,288,999
                                                                 ------------
Total                                                               8,150,013
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Carphone Warehouse
  Group                                    666,781                  3,428,002
-----------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
SIG                                         89,061                  1,543,711
Wolseley                                   101,992                  2,171,709
                                                                 ------------
Total                                                               3,715,420
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $481,643,262)                                             $587,075,067
-----------------------------------------------------------------------------

OTHER (0.1%)(c)

ISSUER                                    SHARES                     VALUE(a)

UNITED KINGDOM (0.1%)
Resolution
  Rights                                   173,682(b)                $291,963
-----------------------------------------------------------------------------

HONG KONG (--%)
China Overseas Land & Investment
  Warrants                                 366,000(b,f)                36,742
-----------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                          $328,705
-----------------------------------------------------------------------------

SHORT-TERM SECURITIES (0.7%)

ISSUER                  EFFECTIVE          AMOUNT                    VALUE(a)
                          YIELD          PAYABLE AT
                                          MATURITY

COMMERCIAL PAPER
Nieuw Amsterdam
  08-01-06                5.32%         $4,300,000(e)              $4,299,365
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $4,300,000)                                                 $4,299,365
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $485,943,262)(g)                                          $591,703,137
==============================================================================




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT
    JULY 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $2,468,425 or 0.4% of net assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $4,299,365 or 0.7% of net assets.

(f) Identifies issues considered to be illiquid as to their marketability These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2006, is as follows:

    SECURITY                              ACQUISITION                 COST
                                             DATES
    -------------------------------------------------------------------------
    China Overseas Land & Investment
      Warrants                              06-29-06               $       --
    Gedeon Richter ADR*              04-18-06 thru 04-20-06         2,473,094

    * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $485,943,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                      $115,756,000
    Unrealized depreciation                                        (9,996,000)
    -------------------------------------------------------------------------
    Net unrealized appreciation                                  $105,760,000
    -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4   RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT
    JULY 31, 2006





                                                          S-6140-80 F (9/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RiverSource International Series, Inc.


By                        /s/  William F. Truscott
                          ------------------------
                               William F. Truscott
                               President and Principal Executive Officer

Date                           September 28, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/  William F. Truscott
                          ------------------------
                               William F. Truscott
                               President and Principal Executive Officer

Date                           September 28, 2006



By                        /s/  Jeffrey P. Fox
                          ------------------------
                               Jeffrey P. Fox
                               Treasurer and Principal Financial Officer

Date                           September 28, 2006